Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000188490 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188490 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000188490 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000188490 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188490 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188490 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188490 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000188490 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000188490 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000188490 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000188490 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000188490 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000188490 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000188490 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000188490 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000188490 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000188490 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188490 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188490 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188490 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188490 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188490 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000188490 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000188490 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000188490 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016413 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016413 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016413 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016413 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016413 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016413 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016413 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016413 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016413 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016413 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016413 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016413 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016413 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016413 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016413 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016413 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016413 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016413 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016413 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016413 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016413 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016413 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016413 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016413 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016413 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016414 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016414 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016414 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016414 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016414 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016414 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016414 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016414 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016414 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016414 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016414 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016414 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016414 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016414 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016414 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016414 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016414 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016414 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016414 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016414 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016414 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016414 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016414 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016414 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016414 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%